Unaudited Interim Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Total operating revenues	$ 409,900	$ 581,849
Ship operating expenses	124,061	108,534
Charter hire expenses	26,992	25,683
Related Party
Ship operating expenses	1,069	1,163
Charter hire expenses	14,556	22,716
Time charter revenues
Total operating revenues	181,693	345,241
Time charter revenues | Related Party
Total operating revenues	$ 279	$ 2,033